Other Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Liabilities	OTHER LIABILITIES

(in millions)	2020	2019
Employee future benefits (Note 25)	$905	$832
Customer and other deposits	132	70
AROs (Note 3)	130	148
Stock-based compensation plans (Note 21)	86	83
Manufactured gas plant site remediation (1)	69	48
Fair value of derivatives (Note 27)	50	68
Mine reclamation obligations (2)	47	43
Retail energy contract (3)	46	—
Deferred compensation plan (Note 9)	43	33
Operating leases	33	38
Other	58	83
	$1,599	$1,446

(1)    Environmental regulations require Central Hudson to investigate sites at which it or its predecessors once owned and/or operated manufactured gas plants and, if necessary, remediate those sites. Costs are accrued based on the amounts that can be reasonably estimated. As at December 31, 2020, an obligation of $96 million was recognized, including a current portion of $27 million recognized in accounts payable and other current liabilities (Note 13). Central Hudson has notified its insurers that it intends to seek reimbursement where insurance coverage exists. Differences between actual costs and the associated rate allowances are deferred as a regulatory asset for future recovery (Note 8).

(2)    TEP pays ongoing reclamation costs related to two coal mines that supply generating facilities in which it has an ownership interest but does not operate. Costs are deferred as a regulatory asset and recovered from customers as permitted by the regulator. TEP's share of the reclamation costs is estimated to be $61 million upon expiry of the coal agreements between 2022 and 2031. The present value of the estimated future liability is shown in the table above.

(3)    FortisAlberta entered into an eight-year agreement with an existing retail energy provider to continue to act as its default retailer to eligible customers under the regulated retail option. As part of this agreement FortisAlberta received an upfront payment in 2020 which will be amortized to earnings over the life of the agreement.